Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Nov. 30, 2021	Aug. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	148,661,247	148,661,247
Common stock, shares outstanding	148,661,247	148,661,247